AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.3%
$950,000	AGL Core CLO Ltd. Series 2020-8A, Class BR, 6.94% (3-Month Term SOFR+166 basis points), 10/20/2032[1,2,3]	$951,101
2,687,000	American Express Co. Series 2024-1, Class A, 5.23%, 4/15/2029[1]	2,766,600
1,000,000	Apidos CLO Series 2020-34A, Class B1R, 7.20% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	1,000,256
151,843	Atalaya Equipment Leasing Trust Series 2021-1A, Class B, 2.08%, 2/15/2027[1,3]	150,205
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,386,601
1,268,000	Balboa Bay Loan Funding Ltd. Series 2020-1A, Class BR, 7.19% (3-Month Term SOFR+191 basis points), 1/20/2032[1,2,3]	1,268,442
368,828	CARS LP Series 2020-1A, Class A4, 3.19%, 2/15/2050[1,3]	364,822
600,000	CBAM Ltd. Series 2018-6A, Class B1R, 7.66% (3-Month Term SOFR+237 basis points), 1/15/2031[1,2,3]	600,798
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,655
284,268	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	272,407
2,000,000	Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029[3]	1,976,372
	Crown City CLO
916,667	Series 2022-4A, Class X, 6.38% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	917,772
916,667	Series 2023-5A, Class X, 6.43% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	917,875
2,000,000	Eaton Vance CLO Ltd. Series 2019-1A, Class X, 6.38% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	2,001,896
1,000,000	Evergreen Credit Card Trust Series 2023-CRT3, Class B, 6.58%, 2/15/2027[1,3]	1,005,152
	Exeter Automobile Receivables Trust
995,000	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	974,739
909,000	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	904,318
	FirstKey Homes Trust
875,000	Series 2020-SFR1, Class C, 1.94%, 8/17/2037[3]	849,202
1,575,000	Series 2020-SFR1, Class F2, 4.29%, 8/17/2037[3]	1,545,823
515,000	GreenSky Home Improvement Trust Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	520,843
189,108	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	178,219
493,333	JP Morgan Mortgage Trust Series 2024-HE3, Class M2, 7.21% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	493,333

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$21,161	Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026[1,3]	$20,877
816,190	NADG NNN Operating LP Series 2019-1, Class A, 3.37%, 12/28/2049[1,3]	801,009
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,864,400
800,000	Oaktree CLO Ltd. Series 2019-3A, Class BR, 7.30% (3-Month Term SOFR+201 basis points), 10/20/2034[1,2,3]	800,996
	Park Avenue Institutional Advisers CLO Ltd.
1,000,000	Series 2019-1A, Class A2A, 7.38% (3-Month Term SOFR+227 basis points), 5/15/2032[1,2,3]	1,002,000
2,000,000	Series 2019-2A, Class A2R, 7.26% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	2,001,147
1,500,000	Race Point CLO Ltd. Series 2015-9A, Class A2R2, 7.01% (3-Month Term SOFR+171 basis points), 10/15/2030[1,2,3]	1,501,085
1,000,000	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 6.43% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	1,001,226
87,894	Santander Drive Auto Receivables Trust Series 2020-3, Class D, 1.64%, 11/16/2026[1]	87,642
	SoFi Professional Loan Program LLC
500,000	Series 2017-D, Class BFX, 3.61%, 9/25/2040[1,3]	470,935
550,000	Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	519,701
	Store Master Funding
952,917	Series 2015-1A, Class A2, 4.17%, 4/20/2045[1,3]	944,016
1,149,388	Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,127,731
	Tricon American Homes Trust
2,000,000	Series 2018-SFR1, Class F, 4.96%, 5/17/2037[3]	1,988,114
985,775	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	961,498
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	958,024
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 6.94% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,494,593
2,000,000	Vibrant CLO Ltd. Series 2019-11A, Class A2R, 7.25% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	2,002,307
1,000,000	Voya CLO Ltd. Series 2016-2A, Class A2R, 7.29% (3-Month Term SOFR+201 basis points), 7/19/2028[1,2,3]	1,000,512
	Westlake Automobile Receivables Trust
1,274,000	Series 2021-2A, Class E, 2.38%, 3/15/2027[1,3]	1,245,418
1,830,000	Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,800,693
	TOTAL ASSET-BACKED SECURITIES
	(Cost $46,091,742)	45,652,355

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	BANK LOANS — 4.1%
$806,250	AAdvantage Loyalty IP Ltd. 10.29% (3-Month Term SOFR+475 basis points), 4/20/2028[1,2,4,5]	$830,099
639,631	Aramark Services, Inc. 6.85% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2,4]	642,110
1,332,542	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,4]	1,322,741
876,693	Energizer Holdings, Inc. 6.92% (1-Month Term SOFR+225 basis points), 12/22/2027[1,2,4]	878,885
551,000	Genesee & Wyoming, Inc. 6.85% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,4]	550,231
	ICON Luxembourg Sarl PLC
150,041	6.85% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	151,005
37,383	6.85% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	37,623
1,443,200	LPL Holdings, Inc. 7.05% (1-Month Term SOFR+175 basis points), 11/12/2026[1,2,4]	1,443,720
748,000	Medline Borrower LP 7.09% (1-Month Term SOFR+225 basis points), 10/23/2028[1,2,4]	747,933
932,171	PetSmart LLC 8.69% (1-Month Term SOFR+375 basis points), 2/14/2028[1,2,4]	925,594
89,775	Resideo Funding, Inc. 7.30% (3-Month Term SOFR+200 basis points), 6/13/2031[1,2,4]	89,999
1,601,202	Restaurant Brands International 7.00% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,4,5]	1,605,205
233,000	Ryan Specialty LLC 7.09% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2]	233,291
1,256,683	SBA Senior Finance LLC 6.85% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,4]	1,258,448
600,290	SkyMiles IP Ltd. 8.56% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	612,146
306,232	United Airlines, Inc. 8.03% (3-Month Term SOFR+275 basis points), 2/24/2031[1,2,4]	307,189
998,000	Virgin Media Bristol LLC 7.71% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,4]	956,413
1,143,381	Vistra Operations Co. LLC 0.00% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,4]	1,144,753
263,000	XPO, Inc. 7.11% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,4]	263,329
	TOTAL BANK LOANS
	(Cost $13,955,117)	14,000,714
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.4%
	Angel Oak Mortgage Trust
196,761	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	192,478
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,787,586
100,937	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	98,723
169,214	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	163,136
1,332,800	Series 2020-3, Class B2, 5.33%, 4/25/2065[1,3,6]	1,262,845
331,440	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	316,176

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	$685,762
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,214,203
	BRAVO Residential Funding Trust
208,794	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	199,765
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,172,676
	Citigroup Mortgage Loan Trust, Inc.
585,403	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	575,655
69,348	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	67,427
1,216,431	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	1,035,239
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	814,333
	Deephaven Residential Mortgage Trust
808,546	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	713,730
800,041	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	703,392
451,939	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	395,753
736,451	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	672,603
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,858,854
100,863	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	94,585
264,049	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	228,996
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.82%, 6/25/2056[1,3,6]	1,236,866
	New Residential Mortgage Loan Trust
86,675	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	81,495
173,349	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	162,617
1,348,648	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,155,301
	Residential Mortgage Loan Trust
22,779	Series 2019-3, Class A3, 3.04%, 9/25/2059[1,3,6]	22,486
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,258,347
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	766,449
101,664	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	96,069
	SG Residential Mortgage Trust
49,713	Series 2019-3, Class A2, 2.88%, 9/25/2059[1,3,6]	49,189
51,454	Series 2019-3, Class A3, 3.08%, 9/25/2059[1,3,6]	50,920
972,807	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	793,316
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,238,813
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	1,064,177
	Starwood Mortgage Residential Trust
737,132	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	648,911
385,374	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	338,259
416,021	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	388,208

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$666,151	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	$587,142
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $28,070,275)	25,192,482
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
9,000,000	BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class XB, 0.23%, 4/14/2033[1,3,6,7]	27
900,000	BB-UBS Trust Series 2012-SHOW, Class E, 4.16%, 11/5/2036[1,3,6]	847,275
1,500,000	BFLD Trust Series 2020-EYP, Class D, 8.16% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3]	0
	BX Trust
700,000	Series 2021-MFM1, Class D, 6.71% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	691,907
1,200,000	Series 2021-LBA, Class FJV, 7.61% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,158,868
948,972	Series 2021-LBA, Class FV, 7.61% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	916,441
800,000	Series 2021-VOLT, Class F, 7.61% (1-Month Term SOFR+251 basis points), 9/15/2036[2,3]	794,000
1,500,000	Series 2021-PAC, Class F, 7.61% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,476,814
1,050,000	Series 2020-VKNG, Class E, 7.31% (1-Month Term SOFR+221 basis points), 10/15/2037[2,3]	1,037,803
1,009,331	Series 2021-VINO, Class E, 7.16% (1-Month Term SOFR+207 basis points), 5/15/2038[2,3]	997,345
1,402,781	Series 2021-SOAR, Class F, 7.56% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,395,767
1,050,000	Series 2021-XL2, Class F, 7.46% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,037,531
835,159	Series 2022-LP2, Class E, 7.71% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	827,852
924,568	Series 2024-XL5, Class C, 7.04% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	920,523
989,074	Series 2024-CNYN, Class C, 7.04% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	985,983
600,000	CAMB Commercial Mortgage Trust Series 2019-LIFE, Class F, 7.94% (1-Month Term SOFR+285 basis points), 12/15/2037[2,3]	594,035
2,050,013	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.11%, 1/10/2048[1,6,7]	16,515
1,530,000	COMM Mortgage Trust Series 2015-DC1, Class AM, 3.72%, 2/10/2048[1]	1,490,795
	Credit Suisse Mortgage Capital Trust
4,646,415	Series 2020-NET, Class X, 1.28%, 8/15/2037[3,6]	42,069
1,400,000	Series 2020-NET, Class B, 2.82%, 8/15/2037[3]	1,349,914

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,227,588	Extended Stay America Trust Series 2021-ESH, Class C, 6.91% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	$2,222,717
	Freddie Mac Multifamily Structured Pass-Through Certificates
4,008,911	Series K044, Class X1, 0.86%, 1/25/2025[1,6,7]	2,798
900,000	Series K043, Class X3, 1.69%, 2/25/2043[1,6,7]	2,525
2,900,000	Series K046, Class X3, 1.56%, 4/25/2043[1,6,7]	11,029
900,000	Series K050, Class X3, 1.60%, 10/25/2043[1,6,7]	12,019
1,100,000	Series K052, Class X3, 1.67%, 1/25/2044[1,6,7]	20,199
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,6,7]	145,391
	Government National Mortgage Association
2,192,902	Series 2013-139, Class IO, 0.33%, 10/16/2054[1,6,7]	48,336
232,421	Series 2013-175, Class IO, 0.16%, 5/16/2055[1,6,7]	445
144,851	Series 2014-120, Class IO, 0.44%, 4/16/2056[1,6,7]	1,475
2,204,426	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,7]	78,550
3,092,301	Series 2017-169, Class IO, 0.58%, 1/16/2060[1,6,7]	98,725
2,006,061	Series 2018-41, Class IO, 0.57%, 5/16/2060[1,6,7]	67,580
3,417,506	Series 2018-52, Class IO, 0.60%, 7/16/2060[1,6,7]	147,189
1,065,162	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,7]	57,347
16,944,911	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,7]	625,413
	GS Mortgage Securities Trust
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,6]	1,406,506
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,544,436
1,189,701	Life Mortgage Trust Series 2021-BMR, Class F, 7.56% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,145,379
503,326	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.81% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	500,180
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	978,667
1,000,000	NYC Commercial Mortgage Trust Series 2024-3ELV, Class A, 7.09% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	1,004,393
1,355,644	OPG Trust Series 2021-PORT, Class F, 7.16% (1-Month Term SOFR+206 basis points), 10/15/2036[2,3]	1,338,275
1,500,000	SMRT Series 2022-MINI, Class E, 7.80% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,428,750
1,339,608	SREIT Trust Series 2021-MFP, Class F, 7.84% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,330,446
11,846,344	UBS Commercial Mortgage Trust Series 2019-C18, Class XA, 1.13%, 12/15/2052[1,6,7]	422,820
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,128,755

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	$1,446,166
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,466,587
2,046,291	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class XA, 0.88%, 9/15/2058[1,6,7]	9,298
	WFRBS Commercial Mortgage Trust
3,200,000	Series 2014-C21, Class XB, 0.62%, 8/15/2047[1,6,7]	35
313,617	Series 2014-C21, Class AS, 3.89%, 8/15/2047[1]	305,777
815,000	Series 2014-C25, Class AS, 3.98%, 11/15/2047[1]	809,833
6,400,000	Series 2014-C22, Class XB, 0.47%, 9/15/2057[1,6,7]	51
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $37,950,794)	36,389,556
	CORPORATE BONDS — 27.4%
	COMMUNICATIONS — 1.6%
	NBN Co., Ltd.
2,565,000	0.88%, 10/8/2024[1,3,5]	2,562,830
1,000,000	4.00%, 10/1/2027[1,3,5]	994,434
500,000	Netflix, Inc. 4.37%, 11/15/2026	503,589
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,462,443
		5,523,296
	CONSUMER DISCRETIONARY — 3.0%
194,000	Adient Global Holdings Ltd. 7.00%, 4/15/2028[1,3,5]	199,828
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,177,038
	General Motors Financial Co., Inc.
2,000,000	5.46% (SOFR Rate+62 basis points), 10/15/2024[2]	2,000,232
1,000,000	5.40%, 5/8/2027	1,021,287
1,000,000	5.35%, 7/15/2027	1,022,767
500,000	Hilton Domestic Operating Co., Inc. 5.37%, 5/1/2025[1,3]	498,396
1,000,000	Hyundai Capital America 4.30%, 9/24/2027[3]	998,036
1,488,000	International Game Technology PLC 4.13%, 4/15/2026[1,3,5]	1,468,761
299,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	304,214
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	472,690
1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	1,005,824
158,000	ZF North America Capital, Inc. 6.75%, 4/23/2030[1,3]	159,394
		10,328,467

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES — 0.4%
$400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	$386,787
1,000,000	Kroger Co. 4.60%, 8/15/2027[1]	1,008,240
		1,395,027
	ENERGY — 1.2%
	Buckeye Partners LP
206,000	4.13%, 3/1/2025[1,3]	204,293
529,000	3.95%, 12/1/2026[1]	513,601
	DCP Midstream Operating LP
327,000	5.37%, 7/15/2025[1]	327,812
149,000	5.62%, 7/15/2027[1]	153,308
303,000	EnerSys 4.37%, 12/15/2027[1,3]	294,098
777,000	EQT Corp. 3.13%, 5/15/2026[1,3]	756,583
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	1,000,658
1,000,000	Western Midstream Operating LP 3.95%, 6/1/2025[1]	992,911
		4,243,264
	FINANCIALS — 17.3%
2,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.65%, 10/29/2024[1,5]	1,994,392
1,620,000	American Express Co. 6.13% (SOFR Index+93 basis points), 3/4/2025[1,2]	1,621,756
1,500,000	Bank of America Corp. 5.82% (SOFR Rate+157 basis points), 9/15/2029[1,6]	1,577,724
1,000,000	Barclays PLC 7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,6]	1,026,067
1,000,000	Capital One Financial Corp. 5.70% (SOFR Rate+191 basis points), 2/1/2030[1,6]	1,034,913
	Citigroup, Inc.
2,000,000	5.53% (SOFR Rate+69 basis points), 1/25/2026[1,2]	2,003,936
2,000,000	5.61% (SOFR Rate+155 basis points), 9/29/2026[1,6]	2,017,132
4,000,000	Cooperatieve Rabobank UA 5.70% (SOFR Index+38 basis points), 1/10/2025[2,5]	4,000,656
835,000	Deutsche Bank A.G. 5.71% (SOFR Rate+159 basis points), 2/8/2028[1,5,6]	852,582
	Goldman Sachs
1,000,000	5.41% (SOFR Rate+75 basis points), 5/21/2027[1,6]	1,016,054
1,000,000	5.73% (SOFR Rate+127 basis points), 4/25/2030[1,6]	1,050,354
3,000,000	ING Groep N.V. 6.47% (SOFR Index+164 basis points), 3/28/2026[1,2,5]	3,017,457

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	JPMorgan Chase & Co. 5.76% (SOFR Rate+92 basis points), 2/24/2026[1,2]	$3,005,772
2,000,000	Macquarie Bank Ltd. 6.15% (SOFR Rate+131 basis points), 3/21/2025[2,3,5]	2,010,196
2,000,000	Macquarie Group Ltd. 6.02% (SOFR Rate+71 basis points), 10/14/2025[1,2,3,5]	2,000,130
	MassMutual Global Funding
2,000,000	5.58% (SOFR Rate+27 basis points), 10/21/2024[2,3]	2,000,190
1,000,000	5.10%, 4/9/2027[3]	1,025,930
	Morgan Stanley Bank N.A.
2,000,000	1.16% (SOFR Rate+56 basis points), 10/21/2025[1,6]	1,995,942
2,000,000	6.16% (SOFR Rate+95 basis points), 2/18/2026[1,2]	2,002,696
665,000	4.97% (SOFR Rate+93 basis points), 7/14/2028[1,6]	678,301
1,000,000	5.17% (SOFR Rate+145 basis points), 1/16/2030[1,6]	1,030,265
889,000	MPT Operating Partnership LP / MPT Finance Corp. 5.00%, 10/15/2027[1]	798,941
1,000,000	NatWest Markets PLC 6.29% (SOFR Rate+145 basis points), 3/22/2025[2,3,5]	1,005,816
2,000,000	New York Life Global Funding 5.65% (SOFR Index+33 basis points), 1/14/2025[2,3]	2,000,358
371,000	OneMain Finance Corp. 3.50%, 1/15/2027[1]	354,615
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	956,936
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	1,010,238
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	506,537
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	686,972
727,000	SLM Corp. 4.20%, 10/29/2025[1]	718,786
2,000,000	Standard Chartered PLC 6.17% (SOFR Rate+93 basis points), 11/23/2025[1,2,3,5]	2,001,152
2,000,000	Toronto-Dominion Bank 5.73% (SOFR Rate+41 basis points), 1/10/2025[2,5]	2,000,340
	UBS A.G.
2,000,000	3.70%, 2/21/2025[5]	1,990,648
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,6]	1,566,427
	VICI Properties LP / VICI Note Co., Inc.
888,000	3.50%, 2/15/2025[1,3]	880,535
800,000	4.25%, 12/1/2026[1,3]	792,298
2,000,000	Wells Fargo & Co. 3.91% (SOFR Rate+132 basis points), 4/25/2026[1,6]	1,987,252

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$3,000,000	Westpac Banking Corp. 5.56% (SOFR Rate+30 basis points), 11/18/2024[2,5]	$3,000,783
		59,221,079
	HEALTH CARE — 0.4%
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	508,642
1,000,000	5.00%, 5/15/2027[1,3]	995,738
		1,504,380
	INDUSTRIALS — 2.0%
1,000,000	BAE Systems PLC 5.13%, 3/26/2029[1,3,5]	1,028,369
2,000,000	Daimler Truck Finance North America LLC 5.59% (SOFR Rate+75 basis points), 12/13/2024[2,3]	2,002,200
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	541,312
2,737,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 2.70%, 11/1/2024[1,3]	2,730,615
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	408,758
		6,711,254
	MATERIALS — 0.5%
1,000,000	Glencore Funding LLC 5.34%, 4/4/2027[3]	1,024,055
536,000	SNF Group SACA 3.12%, 3/15/2027[1,3,5]	510,325
		1,534,380
	TECHNOLOGY — 0.9%
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	1,001,939
1,000,000	4.55%, 10/15/2029[1]	996,221
1,000,000	Oracle Corp. 3.25%, 11/15/2027[1]	973,368
		2,971,528
	UTILITIES — 0.1%
182,000	Calpine Corp. 5.25%, 6/1/2026[1,3]	181,322
		181,322
	TOTAL CORPORATE BONDS
	(Cost $93,364,583)	93,613,997
	U.S. GOVERNMENT AND AGENCIES — 26.7%
	United States Treasury Note

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2024 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$10,000,000	2.75%, 2/28/2025	$9,932,420
10,000,000	3.50%, 9/15/2025	9,954,060
10,000,000	4.62%, 9/15/2026	10,178,130
10,000,000	4.25%, 3/15/2027	10,151,950
10,000,000	4.13%, 9/30/2027	10,157,030
10,000,000	4.00%, 2/29/2028	10,132,030
10,000,000	4.38%, 11/30/2028	10,301,170
10,000,000	4.00%, 1/31/2029	10,164,060
10,000,000	4.25%, 2/28/2029	10,272,660
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $89,671,641)	91,243,510

Number of Shares
	SHORT-TERM INVESTMENTS — 10.2%
35,086,397	Goldman Sachs Financial Square Government Fund - Institutional Class 4.77%[8]	35,086,397
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $35,086,397)	35,086,397
	TOTAL INVESTMENTS — 99.7%
	(Cost $344,190,549)	341,179,011
	Other Assets in Excess of Liabilities — 0.3%	925,302
	TOTAL NET ASSETS — 100.0%	$342,104,313

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
IO – Interest Only

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $126,450,450, which represents 37.0% of total net assets of the Fund.
[4]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]Foreign security denominated in U.S. Dollars.
[6]Variable rate security. Rate shown is the rate in effect as of September 30, 2024.
[7]Interest-only security.
[8]The rate is the annualized seven-day yield at period end.